Offerings - Offering: 1	Apr. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 57,005,368,897.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,872,441.44
Offering Note	(1) This valuation assumes the acquisition by Visa Inc., a Delaware corporation ("Visa"), of (a) up to 4,835,384 shares of its Class B-1 common stock, par value $0.0001 per share ("Class B-1 common stock") and (b) up to 120,338,948 shares of its Class B-2 common stock, par value $0.0001 per share ("Class B-2 common stock" and, together with Class B-1 common stock, "Eligible Class B common stock") in exchange for (y) up to 61,378,320 shares of its Class B-3 common stock, par value $0.0001 per share ("Class B-3 common stock") and (z) up to 24,067,298 shares of its Class C common stock, par value $0.0001 per share ("Class C common stock") being offered in exchange for shares of Eligible Class B common stock pursuant to the exchange offer (the "Exchange Offer") described in the prospectus forming a part of the registration statement on Form S-4 (as amended through the date hereof, the "Registration Statement") initially filed by Visa on March 5, 2026 (Registration No. 333-294062), relating to the transactions described on the Schedule TO with which this exhibit is filed. This valuation, estimated solely for the purpose of calculating the filing fee pursuant to Rule 0-11(a)(4) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), is based on the product of (i) $301.94, the average of the high and low prices of Class A common stock, par value $0.0001 per share, of Visa ("Class A common stock"), as reported on the New York Stock Exchange on April 6, 2026, and (ii) 188,797,009, the maximum number of shares of Class A common stock into which shares of Eligible Class B common stock and Class C common stock to be issued in the Exchange Offer are convertible based on the Applicable Conversation Rates (as such term is defined in the Registration Statement) for Eligible Class B common stock and Class C common stock as of April 13, 2026. (2) Calculated at $138.10 per $1,000,000.00 of the total transaction valuation in accordance with Rule 0-11 under the Exchange Act, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.